Revenues from Contracts with Customers	6 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues from Contracts with Customers
5.	Revenues from Contracts with Customers
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six and three months ended September 30, 2020 and 2021 are as follows;

	Millions of yen	Millions of yen
	Six months ended September 30, 2020	Six months ended September 30, 2021
Revenues from contracts with customers	¥505,743	¥595,111
Other revenues *	578,995	646,423

Total revenues	¥1,084,738	¥1,241,534

	Millions of yen	Millions of yen
	Three months ended September 30, 2020	Three months ended September 30, 2021
Revenues from contracts with customers	¥249,114	¥301,299
Other revenues *	297,983	331,422

Total revenues	¥547,097	¥632,721

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

The Company and its subsidiaries recognize revenues when control of the promised goods or services is transferred to our customers, in the amounts that reflect the consideration we expect to receive in exchange for those goods or services. Revenues are recognized net of discounts, incentives and estimated sales returns. Amount to be collected for third party is deducted from revenues. The Company and its subsidiaries evaluate whether we are principal or agent on distinctive goods or services. When a revenue transaction involves a third party, if the Company and its subsidiaries control the goods or services before they are transferred to customers, revenue is recognized on gross amount as the principal. There is no significant variability in considerations included in revenues, except for the performance fees regarding asset management business hereinafter, and there is no significant financing component in considerations on transactions.
For further information about breakdowns of revenues disaggregated by goods or services category and geographical location by segment, see Note 24 “Segment Information.”
Revenue recognition criteria on each goods or services category are mainly as follows:
Sales of goods
The Company and its subsidiaries sell various goods such as precious metals, medical equipment, business management software and other to customers. Revenues from sales of goods are recognized when there is a transfer of control of the product to customers. The Company and its subsidiaries determine transfer of control based on when the products are shipped or delivered to customers, or inspected by customers.
Real estate sales
Certain subsidiaries are involved in condominium business. Revenues from sales of detached houses and residential condominiums are recognized when the real estate is delivered to customers.
Asset management and servicing
Certain subsidiaries offer customers investment management services for their financial assets, asset management as well as maintenance and administrative services for their real estate properties. Furthermore, the Company and its subsidiaries perform servicing on behalf of customers. Revenues from asset management and servicing primarily include management fees, servicing fees, and performance fees. Management and servicing fees are recognized over the contract period with customers, since the customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. Management fees are calculated based on the predetermined percentages of the market value of the assets under management or net assets of the investment funds in accordance with contract terms. Servicing fees are calculated based on the predetermined percentages of the amount in assets under management in accordance with contract terms. Fees based on the performance of the assets under management are recognized when the performance obligations are satisfied, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The performance fee is estimated by using the most likely amount method, in accordance with contract terms. Servicing fees related to financial assets that the Company and its subsidiaries had originated and transferred to investors, are not in the scope of revenue from contracts with customers. These fees are accounted for servicing assets under which the benefits of servicing are expected to more than adequately compensate for performing the servicing, or servicing liabilities under which the benefits of servicing are not expected to adequately compensate for performing the servicing.
Automobile related services
Certain subsidiaries mainly provide automobile maintenance services to customers, as automobile related services. In the service, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform, revenues are recognized over the contract period with customers. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Facilities operation
The Company and its subsidiaries are running hotels, Japanese inns, training facilities, a multipurpose dome and other facilities. Revenues from these operations are recognized over the customers’ usage period of the facilities, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on the usage period. With respect to operation of a multipurpose dome, a certain subsidiary receives payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities. Gains on sale of property under facility operations included in services income are not within the scope of revenue from contracts with customers because these gains refer to transfers of non-financial
assets to counterparties that are not considered to be our customers.
Environment and energy services
The Company and its subsidiaries offer services that provide electric power to business operators’ factories, office buildings and other facilities. Revenues from electric power supply by purchasing electricity or running power plants are recognized over the contracted distribution period with customers, since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform. The value transferred to customers is directly measured based on electricity usage by customers. Furthermore, certain subsidiaries are running waste processing facilities. Revenues from resources and waste processing business are primarily recognized over the service contract period with customers, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. The value transferred to customers is directly measured based on the amount of resources and waste to be processed.

Real estate management and brokerage
The Company and its subsidiaries mainly offer management of condominiums, office buildings, and facilities and others, to customers, as real estate management and brokerage business. Since customers simultaneously receive and consume all of the benefits provided by the Company and its subsidiaries as the Company and its subsidiaries perform, revenues from these services are recognized over the contract period with customers. Direct measurement of the value transferred to customers based on time elapsed, is used as method of measuring progress. The Company and its subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Real estate contract work
Certain subsidiaries offer repair and contract work for condominiums, office buildings, and facilities, and other, to customers. The work is held on the real estate where customers own or rent, and the subsidiaries’ performance creates the asset that the customers’ control as the asset is created or enhanced. Additionally, the performance does not create an asset with an alternative use to the subsidiaries, and the subsidiaries have a substantial enforceable right to payment for performance completed to date so that revenues are recognized over the contract work period. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries recognize a part of its performance obligations that it performs as contract assets, and the amounts are reported under other assets on the consolidated balance sheet. Furthermore, the subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Other
The Company and its subsidiaries have been developing a variety of businesses. Main revenue streams are as follows:
Maintenance services of software, measurement equipment and other:
Certain subsidiaries offer business management software maintenance services and support, and maintenance of measurement equipment to customers. Revenues from these services are recognized over the contract period with customers, since customers simultaneously receive and consume all of the benefits provided by the subsidiaries as the subsidiaries perform. For measurement of progress, the cost incurred is used, because that reasonably describes transfer of control of services to customers. The subsidiaries receive payments from customers before satisfying performance obligations, and the amounts are reported in other liabilities on the consolidated balance sheets as contract liabilities.
Fee business:
The Company and its subsidiaries are involved in insurance policy referrals and other agency business. Commission revenues from these businesses are primarily recognized when the contract between our customers and their client is signed.

The following table provides information about balances from contracts with customers as of March 31, 2021 and September 30, 2021.

	Millions of yen
	March 31, 2021	September 30, 2021
Trade Notes, Accounts and Other Receivable	¥180,828	¥176,293
Contract assets (Included in Other Assets)	6,558	11,415
Contract liabilities (Included in Other Liabilities)	40,436	34,767
For the six months ended September 30, 2020 and 2021, there were no significant changes in contract assets. For the six months ended September 30, 2020 and 2021, there were no significant changes in contract liabilities.
For the six months ended September 30, 2020, revenue amounted to ¥21,579 million was included in contract liabilities as of the beginning of the previous fiscal year. For the six months ended September 30, 2021, revenue amounted to ¥25,631 million was included in contract liabilities as of the end of the previous fiscal year.
For the three months ended September 30, 2020, revenue amounted to ¥7,622 million was included in contract liabilities as of the beginning of the previous fiscal year. For the three months ended September 30, 2021, revenue amounted to ¥6,468 million was included in contract liabilities as of the end of the previous fiscal year.
As of September 30, 2021, transaction price allocated to the performance obligations that are unsatisfied (or partially unsatisfied) is mainly related to automobile related services, real estate sales and amounted to ¥139,993 million. Remaining term for the obligations ranges up to 13 years. Furthermore, automobile related services primarily constitute the performance obligations that are unsatisfied (or partially unsatisfied) will be recognized as revenue over the next 10 years. The Company and its subsidiaries applied practical expedients in the disclosure, and performance obligations for contracts that have an original expected duration of one year or less and contracts under which the value transferred to a customer is directly measured and recognized as revenue by the amount it has a right to invoice to the customer are not included. The transaction price allocated to unsatisfied performance obligations does not include the estimate of material variable consideration.